Share-Based Payment (Details) - Schedule of fair value of the share options and RSUs - Employees and consultants [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment (Details) - Schedule of fair value of the share options and RSUs [Line Items]
Outstanding at January 1	521,138	112,944
Granted during the year	14,295,289	461,223
Exercised during the year	(1,703,902)	(24)
Forfeited or expired during the year	(508,697)	(53,005)
Outstanding at December 31	12,603,828	521,138
Exercisable as of December 31	880,734	53,831